Significant Portions of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Tax loss carryforwards	$ 854.5	$ 883.3
Postretirement benefits	695.7	791.3
Foreign tax credit carryforwards	263.2	245.5
Other tax credit carryforwards	86.7	88.0
Deferred revenue	65.7	60.5
Employee benefits and compensation	49.9	44.6
Purchased capitalized software	39.5	39.3
Depreciation	36.8	34.9
Warranty, bad debts and other reserves	14.1	12.8
Capitalized costs	13.0	16.3
Capitalized research and development	3.2	36.0
Other	39.7	29.5
Deferred Tax Assets, Gross, Total	2,162.0	2,282.0
Valuation allowance	(2,024.9)	(2,107.8)
Total deferred tax assets	137.1	174.2
Other	22.7	37.9
Total deferred tax liabilities	22.7	37.9
Net deferred tax assets	$ 114.4	$ 136.3